Loans, borrowings, cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Loans, borrowings, cash and cash equivalents and short-term investments

24. Loans, borrowings, cash and cash equivalents and short-term investments

a) Net debt

The Company monitors the net debt with the objective of ensuring the continuity of its business in the long term.

	December 31, 2024	December 31, 2023
Loans and borrowings	14,792	12,471
Leases (note 25)	713	1,452
Gross debt	15,505	13,923

(-) Cash and cash equivalents	4,953	3,609
(-) Short-term investments (i)	53	51
(-) Net Cash PTVI (note 17)	-	703
Net debt	10,499	9,560

(i)	Substantially comprises investments in an exclusive investment fund, which portfolio is made by committed transactions and Selic Treasury Notes (“LFTs”), which are floating-rate securities issued by the Brazilian government.

b)    Cash and cash equivalents

	December 31, 2024	December 31, 2023
R$	1,709	953
US$	3,048	2,516
Other currencies	196	140
Total	4,953	3,609

c)	Loans and borrowings

i)	Outstanding balance of loans and borrowings by type and currency

		Current liabilities		Non-current liabilities
	Average interest rate (i)	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Quoted in the secondary market:
US$ Bonds (ii)	6.04%	-	-	7,187	7,157
R$ Debentures (iii)	7.28%	68	96	1,191	119
Debt contracts in Brazil in (iv):
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	8.19%	41	49	143	200
Basket of currencies and bonds in US$ indexed to SOFR	9.92%	-	-	150	150
Debt contracts in the international market in:
US$, with variable and fixed interest	5.35%	716	500	5,042	3,945
Other currencies, with variable interest	3.94%	-	-	9	9
Other currencies, with fixed interest	4.47%	11	12	50	67
Accrued charges		184	167	-	-
Total		1,020	824	13,772	11,647
(i)	In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable as of December 31, 2024.
(ii)	In June 2024, the Company issued bonds of US$1 billion with a coupon of 6.40% per year, payable semi-annually, and maturing in 2054.
(iii)	In October 2024, the Company issued debentures of US$1 billion (R$6 billion) in Brazil with a coupon indexed to an inflation rate (IPCA) plus a spread from 6.38% to 6.43% per year, payable semi-annually, and maturing in 2034, 2036 and 2039. The proceeds were received in November 2024 and will be used in infrastructure projects related with the railway concessions.
(iv)	The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracts in Brazil, resulting in an average cost of 3.32 per year in US$.

The reconciliation of loans and financing with cash flows resulting from financing activities is presented in Note 11(C).

ii) Future flows of principal and interest of loans and borrowings payments

	Principal	Estimated future interest payments (i)
2025	836	867
2026	146	815
2027	1,694	755
2028	850	704
Between 2029 and 2031	3,722	1,203
2032 onwards	7,360	3,828
Total	14,608	8,172
(i)	Based on interest rate curves and foreign exchange rates applicable as of December 31, 2024 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the annual financial statements.

For the year ended in 2024, 4% of total interest incurred in Loans and borrowings was capitalized (2023: 2%) (note 7). Loan and Borrowing costs that are not capitalized are recognized in the income statement of the year in which they are incurred.

Covenants

As of December 31, 2024, under the terms of certain financial liabilities which has a total carrying amount of US$2,696 (2023: US$2,469), the Company is required to comply with the following financial covenants at the end of each annual reporting period:

•	Leverage: The debt must be not more than 4.5x adjusted EBITDA; and
•	Interest coverage: The adjusted EBITDA must be not less than 2x interest expenses.

The Company has complied with these covenants as of December 31, 2024, and 2023 and the next measurement date will be at the end of the next annual reporting period.

Vale is also subject to non-financial covenants ordinarily used in the market, such as compliance with certain governance and environmental requirements, among others. The Company has complied with these covenants as of December 31, 2024 and 2023.

Accounting policy

Loans and borrowings are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Income statement over the period of the loan, using the effective interest rate method. The fees paid in obtaining the loan are recognized as transaction costs. The Company contracts derivatives to protect its exposure to changes in debt cash flows, changing the average cost of debts that have hedge derivatives contracted.

Loans and borrowing costs are capitalized as part of property, plants and equipment if those costs are directly related to a qualified asset. The capitalization occurs until the qualified asset is ready for its intended use. Interest on loans and borrowing not capitalized is recognized in profit or loss for the year when incurred.